BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
CURRENT ASSETS
Investment
TOTAL ASSETS
CURRENT LIABILITIES
Other payables and accrued liabilities	246,780	267,781	225,781	666,830	622,458
Advances from related parties	36,867	117,417	80,782	44,567	21,717
Note payable				100,000	100,000
TOTAL LIABILITIES	283,647	385,198	306,563	811,397	744,175
STOCKHOLDERS EQUITY (DEFICIT)
Paid-in Capital, no par value, 500,000,000 shares authorized, 2,215,339 as of 2011, 1,012,551 as of 2010, 872,551 as of 2009 and 2008, 871,963 shares issued and outstanding as of 2007	6,871,864	6,691,446	6,670,446	5,951,305	5,951,305
Stock subscriptions receivable		(452,000)	(452,000)	(452,000)	(452,000)
Allowance for doubtful stock subscriptions receivable		452,000	452,000	452,000	452,000
Retained Earnings (Deficit)	(7,155,511)	(7,076,644)	(6,977,009)	(6,762,702)	(6,695,480)
TOTAL STOCKHOLDERS EQUITY (DEFICIT)	(283,647)	(385,198)	(306,563)	(811,397)	(744,175)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY